Share-Based Payment Arrangements (Details) - Schedule of Expenses Recognized in the Consolidated Financial Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based expense recognized	$ 1,875	$ 2,412	$ 2,082
Research and development expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based expense recognized	768	768	557
General and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based expense recognized	$ 1,107	$ 1,644	$ 1,525